RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The company’s related party transactions are recorded at the exchange amount. The company’s related party transactions are primarily with the partnership and its related parties.
The company has entered into two deposit agreements with one or more subsidiaries of the partnership, one as depositor or lender and one as depositee or borrower. Each deposit agreement contemplates potential deposit arrangements pursuant to which the parties thereunder would mutually agree to deposit funds thereunder from time to time on a demand basis at a specified rate of interest. Additionally, the company, as borrower, entered into a credit agreement with a subsidiary of the partnership, as lender, pursuant to which the subsidiary of the partnership established a revolving credit facility in the aggregate principal amount of $150 million in favour of the company. The credit agreement has a ten-year term, subject to automatic one-year extensions occurring annually unless terminated by the lender.
Credit facilities and funds on deposit
Brookfield Corporation has provided a $400 million committed unsecured revolving credit facility maturing in December 2030 and the draws bear interest at Secured Overnight Financing Rate plus a margin of 1.80%. During the current period, there were no draws on the committed unsecured revolving credit facility provided by Brookfield Corporation.
Brookfield Corporation may from time to time place funds on deposit with the company which are repayable on demand including any interest accrued. There were nil funds placed on deposit with the company as at June 30, 2026 (December 31, 2025: nil). The interest expense on the Brookfield Corporation revolving credit facility and deposit for the three and six months ended June 30, 2026 totaled nil (2025: nil).
From time to time Brookfield Renewable may enter into short-term arrangements with consolidated subsidiaries of the company that permit such entities to place funds on deposit with Brookfield Renewable up to a limit of $750 million per deposit. Interest earned on such deposits fall between the interest rate that would otherwise be payable by Brookfield Renewable under its commercial paper program or credit facilities with unrelated parties and the interest rate that would otherwise be available to the applicable depositing party in similar transactions on an arms’ length basis with unrelated parties. Each deposit carries a maturity date which must not exceed three months, however the company may request repayment upon three business days’ written notice. As at June 30, 2026, there were $491 million (December 31, 2025: $376 million) of funds placed on deposit with Brookfield Renewable, which carries an interest rate of 3.28% to 3.89%. Funds placed on deposit are reflected within due from related parties on the consolidated statements of financial position. Interest income earned on the deposits placed with Brookfield Renewable for the three and six months ended June 30, 2026 totaled less than $1 million (2025: less than $1 million).
From time to time the company may enter into short-term arrangements with private funds consolidated by Brookfield that permit such entities to place funds on deposit with the company up to a limit of $750 million per deposit. Interest incurred on such deposits fall between the interest rate that would otherwise be payable by the company under credit facilities with unrelated parties and the interest rate that would otherwise be available to the applicable depositing party in similar transactions on an arms’ length basis with unrelated parties. Each deposit carries a maturity date which must not exceed three months, however the private fund consolidated by Brookfield may request repayment upon three business days' written notice. As at June 30, 2026, there were nil (December 31, 2025: nil) funds placed on deposit with the company, which carries an interest rate of nil. Deposits placed are reflected within due to related parties on the consolidated statements of financial position. Interest expense paid on the deposits for the three and six months ended June 30, 2026 totaled less than $1 million (2025: nil).
The company participates with institutional partners in Brookfield Americas Infrastructure Fund, Brookfield Infrastructure Fund II, Brookfield Infrastructure Fund III, Brookfield Infrastructure Fund IV, Brookfield Infrastructure Fund V, Brookfield Infrastructure Income Fund, Brookfield Global Transition Fund I, Brookfield Global Transition Fund II, Brookfield Infrastructure Debt Fund, and The Catalytic Transition Fund (“Private Funds”), each of which is a Brookfield sponsored fund, and in connection therewith, Brookfield Renewable, together with its institutional partners, has access to financing using the Private Funds’ credit facilities.
Brookfield Wealth Solutions
From time to time Brookfield Wealth Solutions and its related entities may agree to provide financing to the company. In addition, Brookfield Wealth Solutions and its related entities may also participate, alongside unaffiliated third parties on market terms and market rates, in capital raises undertaken by the company that are recognized within non-recourse borrowings on the consolidated statements of financial position. As at June 30, 2026, the company, together with its institutional partners, had the following balances owing to Brookfield Wealth Solutions: $213 million of non-recourse borrowings (December 31, 2025: nil); $458 million (December 31, 2025: $458 million) of borrowings from Brookfield Wealth Solutions classified as due to related party. Subsidiaries of Brookfield Wealth Solutions may from time to time decide to participate in the company’s equity offerings.
Other
During the second quarter of 2026, the company, together with its institutional partners, completed the sale of a 33% interest in a 132 MW portfolio of operating wind and solar assets in the United States for proceeds of approximately $31 million ($20 million net to the company), to a Brookfield Fund, at a value equivalent to what was agreed to with the unaffiliated third parties that acquired the remaining 67%, refer to Note 2 - Disposal of assets, for more details.
During the second quarter of 2026, the company, together with its institutional partners, agreed to the sale of its remaining 50% interest in a 403 MW portfolio of operating hydroelectric assets in the United States for proceeds of up to $522 million ($249 million net to the company), to a consortium managed by BAM, at a value equivalent to what was agreed to with an unaffiliated third party that acquired 25% of the portfolio during the first quarter of 2026. Refer to Note 2 - Disposal of assets, for more details. As part of this transaction, the sale of a 25% interest in the portfolio closed during the second quarter of 2026 for proceeds of approximately $261 million ($127 million net to the company). Refer to Note 2 - Disposal of assets, for more details. The closing of the remainder of this transaction is subject to customary closing conditions.
Transactions with unaffiliated Brookfield associates
During the first quarter of 2026, Isagen novated a financial obligation related to the acquisition of a utility-scale solar asset to an associate that is accounted for using the equity method under IAS 28, Investments in Associates and Joint Ventures in accordance with the investment agreement. Upon completion of the transaction, Isagen recognized a reduction in the associate's net assets of approximately COP286 billion ($78 million) offset by the derecognition of the payable by Isagen for the same amount.
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the interim consolidated statements of income:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2026	2025	2026	2025
Revenues
Power purchase and revenue agreements	$10	$4	$16	$28

Other income
Interest and other investment income	$51	$9	$64	$19
Distribution income	—	19	—	19
	$51	$28	$64	$38

Direct operating costs
Energy purchases	$(7)	$(8)	$(15)	$(17)
Energy marketing fee & other services	(5)	(7)	(9)	(13)
	$(12)	$(15)	$(24)	$(30)

Interest expense
Borrowings and distributions(1)	$(20)	$(117)	$(56)	$(247)

Other
Related party services expense	$(1)	$(2)	$(2)	$(3)

Management service costs	$(45)	$(26)	$(91)	$(49)
(1)Includes distributions for the three and six months ended June 30, 2026 on BEPC exchangeable shares, class A.2 exchangeable shares and BRHC class C shares of $4 million, $14 million and nil, respectively, and $4 million, $14 million, and nil, respectively (2025: $4 million, $13 million and $66 million, respectively and $8 million, $26 million, and $161 million, respectively).
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position:

(MILLIONS)	Related party	June 30, 2026	December 31, 2025
Current assets
Due from related parties
Amounts due from	Brookfield	$—	$16
	The partnership	2,427	1,590
	Equity-accounted investments and other	60	19
		$2,487	$1,625

Current liabilities
Due to related parties
Amounts due to	Brookfield	$175	$67
	The partnership	1,090	903
	Brookfield Wealth Solutions	24	24
	Equity-accounted investments and other	23	17
		$1,312	$1,011

Non-current liabilities
Due to related parties
Amounts due to	Brookfield	$6	$9
	The partnership	87	42
	Brookfield Wealth Solutions	434	434
	Equity-accounted investments and other	1	—
		$528	$485

Non-recourse borrowings	Brookfield Wealth Solutions	$213	$—